Deposits - Schedule of Time Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Investments Schedule [Abstract]
Time deposits less than $100,000	$ 1,035,438	$ 804,250
Time deposits greater than $100,000	1,080,799	906,342
Total certificates of deposit and other time deposits	$ 2,116,237	$ 1,710,592